Financial Instruments - Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Offsetting [Abstract]
Assets, Gross amounts presented in consolidated balance sheets	$ 18	$ 31
Assets, Gross amounts not offset in consolidated balance sheets	17	30
Assets, Net amounts	1	1
Liabilities, Gross amounts presented in Consolidated Balance Sheets	(195)	(343)
Liabilities, Gross amounts not offset in Consolidated Balance Sheets	(17)	(30)
Liabilities, Net Amounts	$ (178)	$ (313)